RESEARCH TAX CREDIT	6 Months Ended
Jun. 30, 2012
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]

4. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the six month period ended June 30, 2012, the credit amounted to $2,739,000 ($1,329,000 for the three-month period ended June 30, 2012) compared to $3,330,000 for the six month period ended June 30, 2011 ($1,421,000 for the three month period ended June 30, 2011).